Investment Objectives and Goals - Pabrai Wagons Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Pabrai Wagons Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pabrai Wagons Fund (the “Fund”) seeks to achieve long-term capital appreciation.